COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule Of Future Minimum Rental Payments
Aggregate minimum rental payments under non-cancelable operating leases as of December 31, 2013, are (in the aggregate) and for each succeeding fiscal year below:

Year ended December 31

2014	$635
2015	517
2016	502

Total	$1,654